Our people - Additional Information (Details) - number_of_employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number and average number of employees [abstract]
Average number of staff	114,732	114,129	104,808
Staff numbers at the end of period	114,173	115,473	109,382